AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 16, 2020

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 409	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 410	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on August 13, 2020 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 409 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 13, 2020, as the new effective date for Post-Effective Amendment No. 387 to the Trust’s Registration Statement, which was filed on December 13, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 388, 391, 393, 394, 396, 397, 399, 402, 403, 405 and 407 to the Trust’s Registration Statement filed on February 25, 2020, March 12, 2020, March 18, 2020, March 25, 2020, March 31, 2020, April 8, 2020, April 15, 2020, April 29, 2020, May 22, 2020, June 4, 2020 and June 18, 2020, respectively. This Amendment relates solely to Invesco Corporate Bond Factor ETF and Invesco High Yield Bond Factor ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 387 to the Trust’s Registration Statement, which was filed on December  13, 2019, and Part C of Post-Effective Amendment No. 400 to the Trust’s Registration Statement, which was filed on April  24, 2020.

2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of July, 2020.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Anna Paglia
Anna Paglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President	July 16, 2020
Anna Paglia

/s/ Kelli Gallegos	Treasurer	July 16, 2020
Kelli Gallegos

/s/ Adam Henkel	Secretary	July 16, 2020
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	July 16, 2020
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	July 16, 2020
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	July 16, 2020
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	July 16, 2020
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	July 16, 2020
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	July 16, 2020
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	July 16, 2020
Yung Bong Lim

**/s/ Joanne Pace	Trustee	July 16, 2020
Joanne Pace

*/s/ Gary R. Wicker	Trustee	July 16, 2020
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	July 16, 2020
Donald H. Wilson

*By: /s/ Adam Henkel	July 16, 2020
Adam Henkel
Attorney-In-Fact

* Adam Henkel signs pursuant to powers of attorney filed herewith.

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Ronn R. Bagge
Ronn R. Bagge

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Todd J. Barre
Todd J. Barre

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Kevin M. Carome
Kevin M. Carome

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Edmund P. Giambastiani, Jr.
Edmund P. Giambastiani, Jr.

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Victoria J. Herget
Victoria J. Herget

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Marc M. Kole
Marc M. Kole

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Yung Bong Lim
Yung Bong Lim

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Joanne Pace
Joanne Pace

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Gary R. Wicker
Gary R. Wicker

Date: June 25, 2020

Power of Attorney

Invesco Exchange-Traded Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

(each, a “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Adam Henkel, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with each Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of each Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Donald H. Wilson
Donald H. Wilson

Date: June 25, 2020